Business, Basis of Presentation and Significant Accounting Policies - Effects of Changes in Accounting Principles (Details) (Accounting Standards Update 2010-26, Prior to implementation, USD $)	12 Months Ended
Dec. 31, 2010
Accounting Standards Update 2010-26 | Prior to implementation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Impact to Retained earnings as a result of implementation of new accounting principle	$ 1,200,000,000
Tax on impact to Retained earnings as a result of implementation of new accounting principle	$ 300,800,000